UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2015

Item 1.	Report to Stockholders.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2015

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

II	Western Asset Emerging Markets Debt Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended August 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s final reading for second quarter 2015 GDP growth — released after the reporting period ended — was 3.9%. The upturn was driven by increasing exports, accelerating PCE, declining imports, expanding state and local government spending, and rising nonresidential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By August 2015, unemployment was 5.1%, its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to a contraction of -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

Western Asset Emerging Markets Debt Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the reporting period. At its meeting that concluded on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Finally, at its meeting that ended on September 17, 2015, after the close of the reporting period, the Fed decided to maintain the target between zero and 0.25%.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates five times from November 23, 2013 to August 25, 2015. Its latest reduction pushed rates down to 4.60%.

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.63%. Its low for the period was 0.49% on April 3, 2015 and it peaked at 0.75% on June 10, 2015 and again on July 22, 2015. When the reporting period ended the yield on the two-year Treasury note was 0.74%. The yield on the ten-year Treasury note began the period at 2.00%. Its low for the period of 1.85% occurred on April 3, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.21%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Due to weakness toward the end of the reporting period, high-yield and investment grade corporate bonds were among the weakest performers over the six months ended August 31, 2015. In contrast, sectors that are generally less sensitive to rising interest rates, such as asset-backed securities, posted positive results. Performance

IV	Western Asset Emerging Markets Debt Fund

fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, returned -0.68% during the six months ended August 31, 2015.

Q. How did the high-yield bond market perform over the six months ended August 31, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, returned -2.85% for the six months ended August 31, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class faltered during the second half of the reporting period as investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned -0.51% during the six months ended August 31, 2015. The asset class rose during the first two months of the reporting period — and again in July 2015 — but those gains were offset by weakness in May, June and August 2015. These setbacks were triggered by a number of factors, including concerns over economic growth in China, expectations for future Fed rate hikes and geopolitical issues.

Performance review

For the six months ended August 31, 2015, Class I shares of Western Asset Emerging Markets Debt Fund returned -2.76%. The Fund’s unmanaged benchmark, the EMBI Global, returned -0.51% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Average1 returned -2.44% over the same time frame.

Performance Snapshot as of August 31, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	-3.10%
Class A2	-2.89%
Class C	-3.38%
Class C1♦	-3.13%
Class FI	-3.31%
Class I	-2.76%
Class IS	-2.61%
JPMorgan Emerging Markets Bond Index Global	-0.51%
Lipper Emerging Markets Hard Currency Debt Funds Category Average[1]	-2.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 243 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Emerging Markets Debt Fund	V

Investment commentary (cont’d)

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2015 for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 4.93%, 4.95%, 4.47%, 4.69%, 5.19%, 5.56% and 5.59%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class I and Class IS shares would have been 4.84%, 4.87%, 4.40%, 5.42% and 5.49%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2015, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 1.40%, 1.29%, 2.14%, 1.90%, 1.90%, 0.95% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 0.95% for Class I shares and 0.80% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

VI	Western Asset Emerging Markets Debt Fund

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities, including greater price volatility, illiquidity and possibility of default. Below investment grade securities are commonly referred to as “junk bonds.” Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Emerging Markets Debt Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2015 and February 28, 2015 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2015 and held for the six months ended August 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.10%	$1,000.00	$969.00	1.25%	$6.19	Class A	5.00%	$1,000.00	$1,018.85	1.25%	$6.34
Class A2	-2.89	1,000.00	971.10	1.13	5.60	Class A2	5.00	1,000.00	1,019.46	1.13	5.74
Class C	-3.38	1,000.00	966.20	1.95	9.64	Class C	5.00	1,000.00	1,015.33	1.95	9.88
Class C1	-3.13	1,000.00	968.70	1.70	8.41	Class C1	5.00	1,000.00	1,016.59	1.70	8.62
Class FI	-3.31	1,000.00	966.90	1.20	5.93	Class FI	5.00	1,000.00	1,019.10	1.20	6.09
Class I	-2.76	1,000.00	972.40	0.90	4.46	Class I	5.00	1,000.00	1,020.61	0.90	4.57
Class IS	-2.61	1,000.00	973.90	0.80	3.97	Class IS	5.00	1,000.00	1,021.11	0.80	4.06

2	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

[1]	For the six months ended August 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 51.0%
Argentina — 1.3%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	73,000		$73,082
Republic of Argentina, Senior Bonds	7.000%	4/17/17	2,490,000		2,373,684
Total Argentina					2,446,766
Brazil — 2.5%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	550,000		445,500
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	10,934,000	BRL	2,881,159
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,460,000		1,355,975
Total Brazil					4,682,634
Chile — 0.2%
Banco del Estado de Chile, Senior Notes	3.875%	2/8/22	450,000		458,233	(a)
Colombia — 1.3%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	950,000		923,875
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,610,000		1,571,762
Total Colombia					2,495,637
Costa Rica — 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,340,000		1,259,600	(a)
Croatia — 1.2%
Republic of Croatia, Senior Notes	6.625%	7/14/20	860,000		939,636	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,300,000		1,343,875	(a)
Total Croatia					2,283,511
Dominican Republic — 1.2%
Dominican Republic, Senior Notes	5.500%	1/27/25	1,170,000		1,164,150	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,057,350	(a)
Total Dominican Republic					2,221,500
Ecuador — 0.8%
Republic of Ecuador, Notes	7.950%	6/20/24	454,000		333,690	(a)
Republic of Ecuador, Notes	10.500%	3/24/20	1,510,000		1,192,900	(a)
Total Ecuador					1,526,590
Egypt — 0.4%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	770,000		746,053	(a)
El Salvador — 0.3%
Republic of El Salvador, Notes	6.375%	1/18/27	490,000		465,500	(a)
Gabon — 0.7%
Gabonese Republic, Bonds	6.375%	12/12/24	870,000		764,652	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	570,000		514,795	(a)
Total Gabon					1,279,447

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Ghana — 0.6%
Republic of Ghana, Bonds	8.125%	1/18/26	630,000	$570,276	(a)
Republic of Ghana, Notes	7.875%	8/7/23	550,000	495,000	(b)
Total Ghana				1,065,276
Honduras — 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	700,000	742,000	(b)
Hungary — 2.6%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,108,000	1,240,960
Republic of Hungary, Senior Notes	5.375%	3/25/24	2,500,000	2,739,255
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000	807,250
Total Hungary				4,787,465
Indonesia — 4.7%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000	115,762	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000	804,650	(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	3,350,000	3,107,125	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,210,000	1,303,775	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,440,000	1,342,800	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000	951,150	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000	1,029,000	(b)
Total Indonesia				8,654,262
Ivory Coast — 1.1%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	400,000	364,064	(b)
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,230,000	1,123,605	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	670,000	625,646	(a)
Total Ivory Coast				2,113,315
Jamaica — 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	680,000	744,600
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000	700,000
Total Jamaica				1,444,600
Kazakhstan — 1.0%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	2,010,000	1,845,180	(b)
Kenya — 0.9%
Republic of Kenya, Senior Notes	5.875%	6/24/19	650,000	652,906	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	1,050,000	1,020,810	(a)
Total Kenya				1,673,716
Lithuania — 1.3%
Republic of Lithuania, Senior Notes	7.375%	2/11/20	190,000	228,019	(a)
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,880,000	2,186,402	(a)
Total Lithuania				2,414,421

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 3.2%
United Mexican States, Senior Bonds	8.000%	6/11/20	3,324,800	MXN	$222,206
United Mexican States, Senior Bonds	6.500%	6/9/22	21,300,200	MXN	1,327,240
United Mexican States, Senior Bonds	10.000%	12/5/24	2,250,000	MXN	172,354
United Mexican States, Senior Notes	3.600%	1/30/25	1,400,000		1,375,500
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		440,625
United Mexican States, Senior Notes	5.550%	1/21/45	1,350,000		1,415,813
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		986,801
Total Mexico					5,940,539
Nigeria — 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	780,000		725,509	(a)
Pakistan — 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	690,000		713,650	(a)
Panama — 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	731,000		893,648
Paraguay — 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	280,000		282,800	(a)
Peru — 1.1%
Republic of Peru, Senior Bonds	8.750%	11/21/33	1,000,000		1,462,500
Republic of Peru, Senior Bonds	6.550%	3/14/37	308,000		368,060
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		127,440
Total Peru					1,958,000
Philippines — 1.9%
Republic of Philippines, Senior Bonds	5.500%	3/30/26	760,000		908,200
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,500,000		2,556,250
Total Philippines					3,464,450
Poland — 2.1%
Republic of Poland, Senior Notes	5.000%	3/23/22	2,584,000		2,890,049
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000		995,800
Total Poland					3,885,849
Romania — 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000		259,500	(a)
Russia — 5.4%
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	5,000,000		4,800,650	(a)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	2,420,000		2,837,620	(b)
Russian Foreign Bond — Eurobond, Senior Bonds	5.625%	4/4/42	2,600,000		2,366,135	(a)
Total Russia					10,004,405
Senegal — 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		427,551	(b)

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — 0.7%
South Africa Government International Bond, Senior Notes	4.665%	1/17/24	1,250,000		$1,257,438
Sri Lanka — 0.2%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	370,000		376,475	(a)
Tunisia — 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000		347,047	(a)
Turkey — 4.9%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	2,650,000		2,822,647
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,740,000		1,632,520
Republic of Turkey, Senior Notes	7.500%	11/7/19	120,000		137,165
Republic of Turkey, Senior Notes	6.250%	9/26/22	1,620,000		1,776,369
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,260,000		1,403,779
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,470,000		1,297,201
Total Turkey					9,069,681
Uruguay — 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	160,000		147,000
Republic of Uruguay, Senior Notes	4.500%	8/14/24	1,620,000		1,674,675
Total Uruguay					1,821,675
Venezuela — 3.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,550,000		558,000	(b)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	7,265,000		3,080,360
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000		27,338
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	7,216,000		2,576,112	(b)
Total Venezuela					6,241,810
Vietnam — 0.6%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	370,000		405,613	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	780,000		752,700	(a)
Total Vietnam					1,158,313
Zambia — 0.5%
Republic of Zambia, Senior Notes	8.970%	7/30/27	920,000		848,700	(a)
Total Sovereign Bonds (Cost — $103,858,120)					94,282,746
Convertible Bonds & Notes — 0.3%
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Axtel SAB de CV, Senior Secured Notes (Cost — $483,599)	9.000%	1/31/20	4,257,300	MXN	503,250	(a)
Corporate Bonds & Notes — 39.3%
Consumer Discretionary — 0.6%
Media — 0.6%
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	520,000		561,852	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	520,000	$517,660	(a)
Total Consumer Discretionary				1,079,512
Consumer Staples — 0.8%
Food & Staples Retailing — 0.1%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	300,000	301,707	(b)
Food Products — 0.7%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	900,000	815,625	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000	406,500	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	1,200,000	22,500	*(b)(c)
Total Food Products				1,244,625
Total Consumer Staples				1,546,332
Energy — 15.8%
Energy Equipment & Services — 0.3%
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	730,000	615,624	(a)
Oil, Gas & Consumable Fuels — 15.5%
Ecopetrol SA, Senior Notes	7.625%	7/23/19	130,000	148,681
Ecopetrol SA, Senior Notes	5.875%	5/28/45	150,000	121,500
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	620,000	434,000	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	360,200	(a)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000	402,732	(b)
KazMunayGas National Co. JSC, Senior Notes	7.000%	5/5/20	2,000,000	2,100,000	(b)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	441,725	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	550,000	554,510	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	590,000	605,643	(b)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	590,000	321,550	(b)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	950,000	479,750	(a)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	500,000	252,500	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,540,000	1,213,828
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	593,447
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000	299,581
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	294,411
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000	1,097,100	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,640,000	1,131,272	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	879,021
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	550,000	591,250
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	560,000	569,800
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000	909,545

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	2,920,000	$2,934,600
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	609,175
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,780,000	1,744,044
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000	607,750	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	470,000	528,750	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	560,000	609,468	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	270,000	272,700	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	796,466	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	630,000	583,569	(a)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	499,500	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	730,000	738,052	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	600,000	628,961	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	1,250,000	1,263,060	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	334,058	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,590,000	1,662,405	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,010,000	962,025	(a)
Total Oil, Gas & Consumable Fuels				28,576,629
Total Energy				29,192,253
Financials — 4.4%
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	544,040	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	189,763	(a)(d)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	540,000	531,900	(a)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	1,110,000	1,156,029	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	920,000	933,262	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	940,000	915,090	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	290,000	293,648	(b)
RSHB Capital, Loan Participation Notes, Senior Notes	5.298%	12/27/17	500,000	496,140	(b)
RSHB Capital, Loan Participation Notes, Senior Notes	7.750%	5/29/18	690,000	712,618	(b)
RSHB Capital, Loan Participation Notes, Subordinated Notes	6.000%	6/3/21	1,260,000	1,125,356	(b)(d)
Total Banks				6,897,846
Capital Markets — 0.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	640,000	648,800	(a)
Diversified Financial Services — 0.3%
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	440,000	578,600	(b)
Total Financials				8,125,246

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 2.8%
Building Products — 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	$328,680	(a)
Construction & Engineering — 0.7%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	262,284	(b)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,390,000	628,975	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	446,000	283,210	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,580	105,217	(a)
Total Construction & Engineering				1,279,686
Industrial Conglomerates — 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000	206,500	(a)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	198,500	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	890,000	936,808	(b)
Total Industrial Conglomerates				1,341,808
Transportation Infrastructure — 1.2%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	600,000	628,452	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	1,060,000	943,400	(a)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	750,000	716,250	(b)
Total Transportation Infrastructure				2,288,102
Total Industrials				5,238,276
Materials — 8.1%
Chemicals — 1.5%
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	573,375	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	205,900	(b)
OCP SA, Senior Notes	5.625%	4/25/24	900,000	926,055	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,200,000	1,135,800	(a)
Total Chemicals				2,841,130
Construction Materials — 1.1%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	550,000	512,875	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	111,900	(b)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	340,000	381,650	(a)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	209,940	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	440,000	421,300	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	331,100	(a)
Total Construction Materials				1,968,765
Metals & Mining — 4.7%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	293,000	313,510
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	1,810,000	1,689,767	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	290,000	270,736	(b)

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	450,000	$456,280	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,250,000	775,000	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	369,000	(b)
Evraz Group SA, Senior Notes	6.750%	4/27/18	780,000	742,950	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	500,000	423,125	(a)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	540,000	465,075	(a)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	530,000	514,100	(a)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	530,000	506,664
Southern Copper Corp., Senior Notes	6.750%	4/16/40	930,000	897,422
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	81,000	81,146
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	467,000	399,752
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	790,000	778,150	(a)
Total Metals & Mining				8,682,677
Paper & Forest Products — 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	480,000	491,896
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	276,637	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	350,000	363,878	(a)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	359,860	(a)
Total Paper & Forest Products				1,492,271
Total Materials				14,984,843
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 1.9%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,234,000	2,133,470	(a)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	310,000	307,920	(a)
Oi SA, Senior Notes	5.750%	2/10/22	480,000	348,000	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000	438,312	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	330,000	264,726	(a)
Total Diversified Telecommunication Services				3,492,428
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	940,000	924,161
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	480,000	478,956	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	770,000	746,607	(b)
Total Wireless Telecommunication Services				2,149,724
Total Telecommunication Services				5,642,152
Utilities — 3.7%
Electric Utilities — 2.4%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,390,000	1,426,487	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	370,000	370,000	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	370,000	$360,515	(b)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	600,000	497,100	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,500,000	1,478,619	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	300,000	316,782	(b)
Total Electric Utilities				4,449,503
Independent Power and Renewable Electricity Producers — 1.2%
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	590,000	604,042	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,610,000	1,632,987	(a)
Total Independent Power and Renewable Electricity Producers				2,237,029
Multi-Utilities — 0.1%
E-CL SA, Notes	5.625%	1/15/21	100,000	109,185	(a)
Total Utilities				6,795,717
Total Corporate Bonds & Notes (Cost — $80,033,089)				72,604,331
Total Investments before Short-Term Investments (Cost — $184,374,808)				167,390,327
Short-Term Investments — 2.7%
Repurchase Agreements — 2.7%
Barclays Capital Inc. repurchase agreement dated 8/31/15; Proceeds at maturity — $5,000,014; (Fully collateralized by U.S. government obligations, 1.625% due 7/31/19; Market Value — $5,100,000) (Cost — $5,000,000)	0.100%	9/1/15	5,000,000	5,000,000
Total Investments — 93.3% (Cost — $189,374,808#)				172,390,327
Other Assets in Excess of Liabilities — 6.7%				12,412,638
Total Net Assets — 100.0%				$184,802,965

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of August 31, 2015.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
MXN	— Mexican Peso

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (unaudited)
Mexico	13.3%
Russia	9.7
Indonesia	7.9
Brazil	7.8
Turkey	6.6
China	5.1
Venezuela	4.9
Hungary	3.2
Chile	3.0
Peru	3.0
Kazakhstan	2.8
Colombia	2.5
Philippines	2.3
Poland	2.3
South Africa	1.7
Argentina	1.4
Lithuania	1.4
Croatia	1.3
Dominican Republic	1.3
Ivory Coast	1.2
Morocco	1.2
India	1.1
Uruguay	1.1
Kenya	1.0
Ecuador	0.9
Jamaica	0.8
Gabon	0.7
Costa Rica	0.7
Vietnam	0.7
Ghana	0.6
Panama	0.5
Zambia	0.5
Egypt	0.4
Honduras	0.4
Singapore	0.4
Nigeria	0.4
Pakistan	0.4
Malaysia	0.4
Trinidad and Tobago	0.3

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2015

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (cont’d)
El Salvador	0.3%
Qatar	0.3
Senegal	0.3
Sri Lanka	0.2
Tunisia	0.2
Hong Kong	0.2
Paraguay	0.2
Romania	0.2
Short-Term Investments	2.9
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2015 and are subject to change.

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2015

Assets:
Investments, at value (Cost — $189,374,808)	$172,390,327
Foreign currency, at value (Cost — $215,178)	208,595
Cash	8,775,847
Interest receivable	3,136,401
Receivable for Fund shares sold	2,338,427
Unrealized appreciation on forward foreign currency contracts	747,327
Receivable for securities sold	154,275
Prepaid expenses	69,831
Total Assets	187,821,030

Liabilities:
Payable for securities purchased	2,062,928
Unrealized depreciation on forward foreign currency contracts	413,445
Payable for Fund shares repurchased	233,990
Investment management fee payable	107,211
Service and/or distribution fees payable	13,194
Trustees’ fees payable	227
Accrued expenses	187,070
Total Liabilities	3,018,065
Total Net Assets	$184,802,965

Net Assets:
Par value (Note 7)	$390
Paid-in capital in excess of par value	226,102,179
Undistributed net investment income	1,551,196
Accumulated net realized loss on investments and foreign currency transactions	(26,187,947)
Net unrealized depreciation on investments and foreign currencies	(16,662,853)
Total Net Assets	$184,802,965

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	17

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2015

Net Assets:
Class A	$51,210,185
Class A2	$3,511,745
Class C	$1,444,211
Class C1	$256,290
Class FI	$385,188
Class I	$127,862,349
Class IS	$132,997

Shares Outstanding:
Class A	10,792,502
Class A2	741,857
Class C	305,048
Class C1	53,760
Class FI	81,179
Class I	27,039,296
Class IS	28,205

Net Asset Value:
Class A (and redemption price)	$4.74
Class A2 (and redemption price)	$4.73
Class C*	$4.73
Class C1*	$4.77
Class FI (and redemption price)	$4.74
Class I (and redemption price)	$4.73
Class IS (and redemption price)	$4.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$4.95
Class A2 (based on maximum initial sales charge of 4.25%)	$4.94

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2015

Investment Income:
Interest	$6,829,215

Expenses:
Investment management fee (Note 2)	855,156
Transfer agent fees (Note 5)	156,411
Service and/or distribution fees (Notes 2 and 5)	79,777
Registration fees	53,022
Audit and tax fees	19,815
Shareholder reports	18,174
Legal fees	12,775
Fund accounting fees	11,789
Custody fees	5,707
Insurance	2,515
Trustees’ fees	1,745
Miscellaneous expenses	3,335
Total Expenses	1,220,221
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(91,816)
Net Expenses	1,128,405
Net Investment Income	5,700,810

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(4,646,088)
Foreign currency transactions	742,442
Net Realized Loss	(3,903,646)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(7,549,250)
Foreign currencies	(25,481)
Change in Net Unrealized Appreciation (Depreciation)	(7,574,731)
Net Loss on Investments and Foreign Currency Transactions	(11,478,377)
Decrease in Net Assets from Operations	$(5,777,567)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2015 (unaudited) and the Year Ended February 28, 2015	August 31	February 28

Operations:
Net investment income	$5,700,810	$12,026,903
Net realized loss	(3,903,646)	(4,741,958)
Change in net unrealized appreciation (depreciation)	(7,574,731)	(7,109,995)
Increase (Decrease) in Net Assets from Operations	(5,777,567)	174,950

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,765,705)	(10,739,459)
Decrease in Net Assets from Distributions to Shareholders	(5,765,705)	(10,739,459)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,350,653	132,183,359
Reinvestment of distributions	4,238,599	8,055,683
Cost of shares repurchased	(87,425,946)	(105,093,580)
Increase (Decrease) in Net Assets from Fund Share Transactions	(41,836,694)	35,145,462
Increase (Decrease) in Net Assets	(53,379,966)	24,580,953

Net Assets:
Beginning of period	238,182,931	213,601,978
End of period*	$184,802,965	$238,182,931
*Includesundistributed net investment income of:	$1,551,196	$1,616,091

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$5.01	$5.23	$5.87	$5.64	$5.30	$4.93

Income (loss) from operations:
Net investment income	0.12	0.26	0.25	0.23	0.27	0.29
Net realized and unrealized gain (loss)	(0.27)	(0.25)	(0.59)	0.22	0.32	0.24
Total income (loss) from operations	(0.15)	0.01	(0.34)	0.45	0.59	0.53

Less distributions from:
Net investment income	(0.12)	(0.23)	(0.30)	(0.22)	(0.25)	(0.16)
Total distributions	(0.12)	(0.23)	(0.30)	(0.22)	(0.25)	(0.16)

Net asset value, end of period	$4.74	$5.01	$5.23	$5.87	$5.64	$5.30
Total return[4]	(3.10)%	0.10%	(5.74)%	8.14%	11.57%	10.67%

Net assets, end of period (000s)	$51,210	$50,419	$47,028	$36,023	$10,685	$991

Ratios to average net assets:
Gross expenses	1.37%[5]	1.40%	1.47%	1.22%	1.40%	1.57%
Net expenses[6,7]	1.25 [5]	1.25	1.24	1.21	1.25	1.25
Net investment income	4.76 [5]	4.96	4.64	3.91	4.95	5.40

Portfolio turnover rate	31%	31%	36%	21%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2015[2]	2015	2014[3]

Net asset value, beginning of period	$4.99	$5.22	$5.11

Income (loss) from operations:
Net investment income	0.12	0.26	0.13
Net realized and unrealized gain (loss)	(0.26)	(0.25)	0.15
Total income (loss) from operations	(0.14)	0.01	0.28

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.17)
Total distributions	(0.12)	(0.24)	(0.17)

Net asset value, end of period	$4.73	$4.99	$5.22
Total return[4]	(2.89)%	(0.01)%	5.46%

Net assets, end of period (000s)	$3,512	$3,666	$758

Ratios to average net assets:
Gross expenses	1.19%[5]	1.29%	1.30%[5]
Net expenses[6,7]	1.13 [5]	1.17	1.23 [5]
Net investment income	4.88 [5]	5.04	5.02 [5]

Portfolio turnover rate	31%	31%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the period September 3, 2013 (inception date) to February 28, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2015[2]	2015	2014	2013[3]

Net asset value, beginning of period	$4.99	$5.21	$5.85	$5.76

Income (loss) from operations:
Net investment income	0.10	0.22	0.21	0.11
Net realized and unrealized gain (loss)	(0.27)	(0.25)	(0.59)	0.09
Total income (loss) from operations	(0.17)	(0.03)	(0.38)	0.20

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.26)	(0.11)
Total distributions	(0.09)	(0.19)	(0.26)	(0.11)

Net asset value, end of period	$4.73	$4.99	$5.21	$5.85
Total return[4]	(3.38)%	(0.70)%	(6.42)%	3.49%

Net assets, end of period (000s)	$1,444	$1,425	$1,583	$1,071

Ratios to average net assets:
Gross expenses	2.01%[5]	2.14%	2.24%	1.89%[5]
Net expenses[6,7]	1.95 [5]	2.00	1.98	1.88 [5]
Net investment income	4.07 [5]	4.20	3.85	3.17 [5]

Portfolio turnover rate	31%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the period August 1, 2012 (inception date) to February 28, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C1 Shares[1,2]	2015[3]	2015	2014	2013	2012[4]	2011[5]

Net asset value, beginning of period	$5.03	$5.25	$5.87	$5.64	$5.29	$5.40

Income (loss) from operations:
Net investment income	0.11	0.24	0.22	0.20	0.25	0.13
Net realized and unrealized gain (loss)	(0.26)	(0.26)	(0.58)	0.22	0.32	(0.11)
Total income (loss) from operations	(0.15)	(0.02)	(0.36)	0.42	0.57	0.02

Less distributions from:
Net investment income	(0.11)	(0.20)	(0.26)	(0.19)	(0.22)	(0.13)
Total distributions	(0.11)	(0.20)	(0.26)	(0.19)	(0.22)	(0.13)

Net asset value, end of period	$4.77	$5.03	$5.25	$5.87	$5.64	$5.29
Total return[6]	(3.13)%	(0.42)%	(6.09)%	7.62%	11.03%	0.41%

Net assets, end of period (000s)	$256	$334	$439	$1,928	$1,053	$735

Ratios to average net assets:
Gross expenses	1.85%[7]	1.90%	1.98%	1.83%	1.98%	1.81%[7]
Net expenses[8,9]	1.70 [7]	1.70	1.70	1.69	1.68	1.70 [7]
Net investment income	4.28 [7]	4.50	3.98	3.45	4.61	4.88 [7]

Portfolio turnover rate	31%	31%	36%	21%	16%	21%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2015 (unaudited).

[4]	For the year ended February 29.

[5]	For the period September 2, 2010 (inception date) to February 28, 2011.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2015[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$5.01	$5.22	$5.85	$5.63	$5.40

Income (loss) from operations:
Net investment income	0.12	0.27	0.25	0.23	0.05
Net realized and unrealized gain (loss)	(0.28)	(0.26)	(0.58)	0.22	0.28
Total income (loss) from operations	(0.16)	0.01	(0.33)	0.45	0.33

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.30)	(0.23)	(0.10)
Total distributions	(0.11)	(0.22)	(0.30)	(0.23)	(0.10)

Net asset value, end of period	$4.74	$5.01	$5.22	$5.85	$5.63
Total return[4]	(3.31)%	0.10%	(5.62)%	8.07%	6.19%

Net assets, end of period (000s)	$385	$512	$4,000	$9,337	$561

Ratios to average net assets:
Gross expenses	1.38%[5]	1.90%	1.51%	1.26%	1.25%[5]
Net expenses[6,7]	1.20 [5]	1.20	1.19	1.15	1.20 [5]
Net investment income	4.51 [5]	4.98	4.61	3.96	4.65 [5]

Portfolio turnover rate	31%	31%	36%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the period December 7, 2011 (inception date) to February 29, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2015[2]	2015	2014	2013	2012[3]	2011

Net asset value, beginning of period	$4.99	$5.21	$5.84	$5.61	$5.28	$4.93

Income (loss) from operations:
Net investment income	0.13	0.28	0.26	0.25	0.29	0.31
Net realized and unrealized gain (loss)	(0.26)	(0.25)	(0.57)	0.22	0.32	0.23
Total income (loss) from operations	(0.13)	0.03	(0.31)	0.47	0.61	0.54

Less distributions from:
Net investment income	(0.13)	(0.25)	(0.32)	(0.24)	(0.28)	(0.19)
Total distributions	(0.13)	(0.25)	(0.32)	(0.24)	(0.28)	(0.19)

Net asset value, end of period	$4.73	$4.99	$5.21	$5.84	$5.61	$5.28
Total return[4]	(2.76)%	0.44%	(5.31)%	8.48%	11.99%	11.00%

Net assets, end of period (000s)	$127,862	$181,792	$158,816	$573,115	$121,915	$61,593

Ratios to average net assets:
Gross expenses	0.96%[5]	0.95%	1.00%	0.85%	1.00%	1.24%
Net expenses[6,7]	0.90 [5]	0.90	0.89	0.85	0.95	0.95
Net investment income	5.09 [5]	5.31	4.85	4.26	5.33	5.85

Portfolio turnover rate	31%	31%	36%	21%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

26	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2015[2]	2015	2014	2013[3]

Net asset value, beginning of period	$4.98	$5.21	$5.85	$5.85

Income (loss) from operations:
Net investment income	0.13	0.29	0.27	0.02
Net realized and unrealized loss	(0.26)	(0.26)	(0.59)	(0.02)
Total income (loss) from operations	(0.13)	0.03	(0.32)	0.00	[4]

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.32)	—
Total distributions	(0.13)	(0.26)	(0.32)	—

Net asset value, end of period	$4.72	$4.98	$5.21	$5.85
Total return[5]	(2.61)%	0.47%	(5.36)%	0.00%[6]

Net assets, end of period (000s)	$133	$35	$978	$855

Ratios to average net assets:
Gross expenses	0.98%[7]	1.10%	1.07%	0.86%[7]
Net expenses[8,9]	0.80 [7]	0.80	0.80	0.80	[7]
Net investment income	5.18 [7]	5.36	5.05	4.20	[7]

Portfolio turnover rate	31%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2015 (unaudited).

[3]	For the period January 31, 2013 (inception date) to February 28, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

28	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$94,282,746	—	$94,282,746
Convertible bonds & notes	—	503,250	—	503,250
Corporate bonds & notes	—	72,604,331	—	72,604,331
Total long-term investments	—	$167,390,327	—	$167,390,327
Short-term investments†	—	5,000,000	—	5,000,000
Total investments	—	$172,390,327	—	$172,390,327
Other financial instruments:
Forward foreign currency contracts	—	$747,327	—	$747,327
Total	—	$173,137,654	—	$173,137,654

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$413,445	—	$413,445

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

30	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

32	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2015, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $413,445. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on assets managed by Western Asset Limited and Western Singapore.

34	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares did not exceed 1.25%, 1.45%, 2.00%, 1.70%, 1.20%, 0.95% and 0.80%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended August 31, 2015, fees waived and/or expenses reimbursed amounted to $91,816.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares (formerly Class C shares), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2015, LMIS and its affiliates retained sales charges of $2,561 and $171 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended August 31, 2015, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$172

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$67,619,823
Sales	106,773,609

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,527,363
Gross unrealized depreciation	(19,511,844)
Net unrealized depreciation	$(16,984,481)

At August 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	20,927,829	USD	3,416,231	Bank of America N.A.	9/8/15	$(136,414)
USD	3,199,485	CNY	20,927,829	Bank of America N.A.	9/8/15	(80,332)
CNY	7,002,829	USD	1,121,583	Bank of America N.A.	9/15/15	(24,904)
CNY	13,925,000	USD	2,230,605	Bank of America N.A.	9/15/15	(49,879)
MXN	17,393,060	USD	1,116,063	Bank of America N.A.	9/15/15	(76,039)
USD	3,353,873	CNY	20,927,829	Bank of America N.A.	9/15/15	76,467
USD	1,121,193	MXN	17,393,060	Bank of America N.A.	9/15/15	81,168
USD	4,286,520	BRL	13,728,865	Citibank, N.A.	9/15/15	519,214
USD	2,175,976	TWD	68,800,000	Citibank, N.A.	11/4/15	59,955
USD	614,317	MXN	10,142,596	Barclays Bank PLC	11/13/15	10,523
INR	147,447,361	SGD	3,162,627	Bank of America N.A.	11/16/15	(45,877)
Total						$333,882

Abbreviations used in this table:
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2015.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$747,327

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$413,445

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

36	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$793,371

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(32,495)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended August 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$6,736,637
Forward foreign currency contracts (to sell)	10,571,143

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$747,327	—	$747,327

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$413,445	—	$413,445

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1 and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$65,514	$66,187
Class A2	4,641	1,425
Class C	7,399	1,092
Class C1	1,091	450
Class FI	1,132	1,286
Class I	—	85,909
Class IS	—	62
Total	$79,777	$156,411

For the six months ended August 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30,821
Class A2	1,225
Class C	477
Class C1	235
Class FI	800
Class I	58,158
Class IS	100
Total	$91,816

6. Distributions to shareholders by class

	Six Months Ended August 31, 2015	Year Ended February 28, 2015
Net Investment Income:
Class A	$1,244,945	$2,249,136
Class A2	88,793	145,570
Class C	28,217	60,283
Class C1	6,722	14,560
Class FI	26,330	114,704
Class I	4,368,419	8,119,791
Class IS	2,279	35,415
Total	$5,765,705	$10,739,459

38	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

7. Shares of beneficial interest

At August 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2015		Year Ended February 28, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,845,698	$9,159,731	4,002,483	$20,985,419
Shares issued on reinvestment	251,892	1,236,191	428,212	2,229,799
Shares repurchased	(1,377,464)	(6,808,491)	(3,348,856)	(17,445,526)
Net increase	720,126	$3,587,431	1,081,839	$5,769,692

Class A2
Shares sold	39,338	$194,612	611,704	$3,279,313
Shares issued on reinvestment	18,135	88,793	28,056	145,569
Shares repurchased	(49,871)	(242,780)	(50,702)	(258,500)
Net increase	7,602	$40,625	589,058	$3,166,382

Class C
Shares sold	53,799	$265,491	159,786	$842,419
Shares issued on reinvestment	5,179	25,362	10,463	54,679
Shares repurchased	(39,715)	(196,576)	(188,186)	(979,060)
Net increase (decrease)	19,263	$94,277	(17,937)	$(81,962)

Class C1
Shares issued on reinvestment	1,361	$6,722	2,777	$14,560
Shares repurchased	(13,990)	(68,358)	(19,972)	(106,544)
Net decrease	(12,629)	$(61,636)	(17,195)	$(91,984)

Class FI
Shares sold	277,947	$1,405,125	214,405	$1,126,746
Shares issued on reinvestment	4,987	24,359	21,580	114,704
Shares repurchased	(304,062)	(1,484,969)	(899,805)	(4,766,818)
Net decrease	(21,128)	$(55,485)	(663,820)	$(3,525,368)

Class I
Shares sold	6,132,080	$30,223,154	20,483,431	$105,589,297
Shares issued on reinvestment	583,710	2,854,893	1,053,398	5,460,957
Shares repurchased	(16,120,067)	(78,624,747)	(15,561,629)	(80,197,806)
Net increase (decrease)	(9,404,277)	$(45,546,700)	5,975,200	$30,852,448

Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2015		Year Ended February 28, 2015
	Shares	Amount	Shares	Amount
Class IS
Shares sold	20,734	$102,540	66,948	$360,165
Shares issued on reinvestment	470	2,279	6,666	35,415
Shares repurchased	(5)	(25)	(254,253)	(1,339,326)
Net increase (decrease)	21,199	$104,794	(180,639)	$(943,746)

8. Capital loss carryforward

As of February 28, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(2,575,950)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $18,038,621, which have no expiration date, must be used first to offset any such gains.

40	Western Asset Emerging Markets Debt Fund 2015 Semi-Annual Report

Western Asset

Emerging Markets Debt Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/15 SR15-2587

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included herein under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Income Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

Item 12.	Exhibits.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 22, 2015